Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Current
Federal
State		50
Current Income Tax Expense (Benefit)		50
Deferred
Federal
State
Deferred Income Tax Expense (Benefit)
Total income tax provision (benefit)		$ 50